Summary of Significant Accounting Policies - Schedule of Deferred Tax Liability (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 08, 2018	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Impairment of intangible assets		$ 88,059				$ 88,059
Income tax benefit		$ (16,071)		$ (1,028)		(20,589)	(3,234)
FaceBank Group, Inc Pre-Merger [Member]
Deferred Tax Liability, Beginning Balance			$ 30,879		$ 35,000	$ 30,879	$ 35,000	$ 35,000
Impairment of intangible assets								8,598
Income tax benefit			$ (1,038)		$ (1,169)			(5,272)	(2,114)
Deferred Tax Liability, Ending balance								30,879	35,000
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member]
Business combination, consideration transferred	$ 211,500								36,937
FaceBank Group, Inc Pre-Merger [Member] | Namegames LLC [Member]
Business combination, consideration transferred									177
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member]
Business combination, consideration transferred								1,151
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Business combination, consideration transferred								450
Impairment of intangible assets								$ (450)